Schedule of provision presentation according to ASC 715, current (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Non current liabilities	€ 1,596	€ 1,404
FRANCE [Member]
Non current liabilities	694	665
Current liabilities	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(82)	(115)
Total	612	550
JAPAN [Member]
Non current liabilities	902	739
Current liabilities	4	3
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(314)	(299)
Total	€ 592	€ 443